iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  11 .4%
Clean Harbors, Inc.
(a) (b)
..................... 37,519 $ 6,301,691
Republic Services, Inc. ..................... 153,207 26,216,782
Stericycle, Inc.
(a) (b)
........................ 68,341 3,280,368
Waste Management, Inc. .................... 301,774 56,018,308
91,817,149
a
Electric Utilities  —  56 .4%
Alliant Energy Corp. ....................... 186,325 9,066,575
American Electric Power Co., Inc. .............. 382,142 29,860,576
Avangrid, Inc. ........................... 52,890 1,606,798
Constellation Energy Corp. .................. 238,623 29,112,006
Duke Energy Corp. ....................... 572,015 54,816,198
Edison International ....................... 280,359 18,918,625
Entergy Corp. ........................... 156,989 15,661,223
Evergy, Inc. ............................. 165,122 8,383,244
Eversource Energy ....................... 258,547 14,018,418
Exelon Corp. ............................ 737,484 25,671,818
FirstEnergy Corp. ........................ 403,911 14,815,456
Hawaiian Electric Industries, Inc. .............. 81,692 1,059,545
IDACORP, Inc. .......................... 37,471 3,469,065
NextEra Energy, Inc. ...................... 1,502,353 88,082,956
NRG Energy, Inc. ......................... 168,789 8,952,569
OGE Energy Corp. ........................ 148,256 4,928,030
PG&E Corp.
(b)
........................... 1,511,151 25,493,117
Pinnacle West Capital Corp. ................. 83,950 5,784,155
PPL Corp. ............................. 547,416 14,342,299
Southern Co. (The) ....................... 808,646 56,217,070
Xcel Energy, Inc. ......................... 408,720 24,470,066
454,729,809
a
Electrical Equipment  —  0 .3%
Sunrun, Inc.
(a) (b)
.......................... 156,744 2,269,653
a
Gas Utilities  —  2 .3%
Atmos Energy Corp. ....................... 109,829 12,513,916
National Fuel Gas Co. ..................... 65,929 3,109,212
UGI Corp. .............................. 155,024 3,432,231
19,055,359
a
Independent Power and Renewable Electricity Producers  —  3 .0%
AES Corp. (The) ......................... 495,280 8,261,271
Brookfield Renewable Corp. , Class A ........... 98,914 2,761,679
Clearway Energy, Inc. , Class A ................ 25,889 581,467
Clearway Energy, Inc. , Class C ............... 60,389 1,463,829
Vistra Corp. ............................ 269,367 11,052,128
24,120,374
a
Multi-Utilities  —  23 .4%
Ameren Corp. ........................... 194,229 13,512,512
CenterPoint Energy, Inc. .................... 468,066 13,077,764
CMS Energy Corp. ........................ 215,701 12,329,469
Consolidated Edison, Inc. ................... 257,389 23,396,660
Dominion Energy, Inc. ...................... 620,175 28,354,401
DTE Energy Co. ......................... 152,807 16,108,914
NiSource, Inc. ........................... 306,541 7,960,870
Public Service Enterprise Group, Inc. ........... 368,881 21,391,409
Sempra ............................... 467,449 33,450,650
WEC Energy Group, Inc. .................... 234,058 18,902,524
188,485,173
a
Security Shares Value
a
Water Utilities  —  3 .0%
American Water Works Co., Inc. ............... 144,525 $ 17,923,991
Essential Utilities, Inc. ...................... 179,990 6,454,441
24,378,432
a
Total Long-Term Investments — 99.8%
(Cost: $ 885,133,736 ) ................................ 804,855,949
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 13,024,811 13,032,625
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 1,328,132 1,328,132
a
Total Short-Term Securities — 1.8%
(Cost: $ 14,360,676 ) ................................. 14,360,757
Total Investments — 101.6%
(Cost: $ 899,494,412 ) ................................ 819,216,706
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (12,949,302)
Net Assets — 100.0% ................................. $ 806,267,404
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Utilities ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 28,258,427  $ —  $ (15,226,785)
(a)
$ 913  $ 70  $ 13,032,625  13,024,811  $ 13,936
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,350,795  —  (22,663)
(a)
—  —  1,328,132  1,328,132  59,164  —
$ 913  $ 70
$ 14,360,757
$ 73,100  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index ......................................................... 21 03/15/24 $ 1,305 $ (44,712)

iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 804,855,949  $ —  $ —  $ 804,855,949
Short-Term Securities
Money Market Funds ...................................... 14,360,757  —  —  14,360,757
$ 819,216,706  $ —  $ —  $ 819,216,706
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (44,712) $ —  $ —  $ (44,712)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)